UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2009

Date of reporting period:	June 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust
Portfolio of Investments June 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CONVERTIBLE BONDS (85.9%)
	Advertising/Marketing Services (1.1%)
$1,220	Interpublic Group of Cos Inc.	4.25%	03/15/23	$1,088,850

	Aerospace & Defense (2.5%)
1,000	AAR Corp.	1.75	02/01/26	828,750
900	Alliant Techsystems Inc.	2.75	02/15/24	968,625
598	L-3 Communications Corp.	3.00	08/01/35	577,818
				2,375,193
	Alternative Energy (0.8%)
820	SunPower Corp.	0.75	08/01/27	750,300

	Alternative Power Generation (1.4%)
1,050	Covanta Holding Corp.	1.00	02/01/27	916,125
500	Suntech Power Hldgs	3.00	03/15/13	378,750
				1,294,875
	Aluminum (1.1%)
575	Alcoa Inc.	5.25	03/15/14	1,009,844

	Apparel/Footwear (2.3%)
1,700	Iconix Brad Group, Inc. - 144A(a)	1.875	06/30/12	1,464,125
1,005	Saks Inc.	2.00	03/15/24	674,606
				2,138,731
	Apparel/Footwear Retail (0.6%)
917	Charming Shoppers, Inc.	1.125	05/01/14	542,176

	Beverages: Alcoholic (1.9%)
1,700	Molson Coors Brewing Co.	2.50	07/30/13	1,823,250

	Biotechnology (7.1%)
230	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	604,325
540	Amgen Inc.	0.125	02/01/11	515,700
775	Amgen Inc.	0.375	02/01/13	703,313
762	Biomarin Pharmaceutical	1.875	04/23/17	691,515
900	Enzon Pharmaceuticals Inc.	4.00	06/01/13	850,500
938	Gilead Sciences Inc.	0.50	05/01/11	1,188,915
738	Isis Pharmaceuticals, Inc.	2.625	02/15/27	894,825
1,270	Millipore Corp. - 144A(a)	3.75	06/01/26	1,260,475
				6,709,568
	Cable/Satellite TV (0.5%)
600	Liberty Media Corp.	3.125	03/30/23	512,250

	Casino/Gaming (1.1%)
942	International Game Technology Co.	3.25	05/01/14	1,018,538

	Coal (0.8%)
1,000	Peabody Energy Corp.	4.75	12/15/66	723,750

	Computer Peripherals (2.7%)
850	Emc Corp. - 144A (a)	1.75	12/01/11	884,000
660	Maxtor Corp.	6.80	04/30/10	660,000
1,100	Netapp Inc. - 144A (a)	1.75	06/01/13	972,125
				2,516,125
	Data Processing Services (1.6%)
835	Alliance Data Systems Corp. - 144A (a)	1.75	08/01/13	617,900
900	DST Systems Inc.	4.125	08/15/23	892,125
				1,510,025
	Electric Utilities (0.3%)
280	Western Refining, Inc.	5.75	06/15/14	251,300

	Electronic Components (0.7%)
1,120	Sandisk Corp.	1.00	05/15/13	708,400

	Electronic Distributors (0.9%)
1,050	Anixter International Inc.	1.00	02/15/13	870,188

	Electronic Equipment/Instruments (0.7%)
650	Itron Inc.	2.50	08/01/26	713,375

	Electronic Production Equipment (0.7%)
450	Teradyne Inc.	4.50	03/15/14	649,688

	Electronics/Appliance Stores (0.9%)
900	Best Buy Co., Inc.	2.25	01/15/22	866,250

	Energy (0.7%)
640	Yingli Green Energy Holdings Co.	0.00	12/15/12	620,000

	Engineering & Construction (0.8%)
650	Quanta Services Inc.	3.75	04/30/26	767,000

	Environmental Services (1.3%)
1,200	Waste Connections, Inc.	3.75	04/01/26	1,233,000

	Finance (0.9%)
800	Leucadia National Corp.	3.75	04/15/14	882,000

	Finance/Rental/Leasing (0.9%)
750	Hertz Global Holdings	5.25	06/01/14	866,250

	Financial Services (0.5%)
560	Nasdaq Stock Market Inc.	2.50	08/15/13	462,000

	Food: Meat/Fish/Dairy (0.4%)
390	Tyson Foods Inc.	3.25	10/15/13	395,363

	Home Builders (0.6%)
570	D.R. Horton, Inc.	2.00	05/15/14	547,200

	Home Furnishings (0.9%)
600	Newell Rubbermaid Inc.	5.50	03/15/14	849,000

	Hospital/Nursing Management (2.8%)
1,443	Health Management Association - 144A (a)	3.75	05/01/28	1,170,634
1,800	Lifepoint Hospitals, Inc.	3.50	05/15/14	1,453,500
				2,624,134
	Industrial (0.9%)
850	Textron Inc.	4.50	05/01/13	856,375

	Industrial Conglomerates (0.8%)
550	Ingersoll-Rand	4.50	04/15/12	739,063

	Industrial Specialties (1.1%)
850	Borg Warner Automotive Inc.	3.50	04/15/12	1,074,188

	Information Technology Services (0.9%)
1,020	Lawson Software - 144A (a)	2.50	04/15/12	873,375

	Insurance (1.3%)
1,200	Old Republic Intl	8.00	05/15/12	1,228,500

	Internet Software/Services (3.7%)
1,700	Equinix Inc.	2.50	04/15/12	1,530,000
850	GSI Commerce, Inc. - 144A(a)	2.50	06/01/27	629,000
1,750	SAVVIS Inc.	3.00	05/15/12	1,323,438
				3,482,438
	Investment Managers (1.5%)
800	Blackrock Inc.	2.625	02/15/35	1,418,000

	Managed Health Care (0.6%)
620	Amerigroup Corp.	2.00	05/15/12	556,450

	Media Conglomerates (0.4%)
600	Central Euro Media - 144A (a)	3.50		03/15/13	387,750

	Medical Equipment & Supplies (0.6%)
465	Nuvasive Inc. - 144A (a)	2.25		03/15/13	523,125

	Medical Specialties (4.6%)
930	American Medical Systems	3.25		07/01/36	900,938
775	Beckman Coulter Inc.	2.50		12/15/36	770,156
1,200	Nectar Therapeutics	3.25		09/28/12	888,000
660	Sonosite, Inc.	3.75		07/15/14	564,300
1,650	Wright Medical Group, Inc.	2.625		12/01/14	1,254,000
					4,377,394
	Medical/Nursing Services (0.3%)
450	Novamed Inc.	1.00		06/15/12	333,563

	Metal Fabrications (1.2%)
1,485	General Cable Corp. - 144A(a)	1.00		10/15/12	1,173,150

	Metals (0.7%)
550	ArcelorMittal	5.00		05/15/14	697,124

	Motor Vehicles (0.9%)
1,000	Ford Motor Co.	4.25		12/15/36	850,000

	Oil & Gas Production (4.2%)
1,240	Carrizo Oil & Gas	4.375		06/01/28	908,300
750	Chesapeake Energy Corp.	2.25		12/15/38	464,063
850	Core Labs LP	0.25		10/31/11	879,750
1,100	GMX Resources Inc.	5.00		02/01/13	819,500
1,100	St. Mary Land & Exploration Co.	3.50		04/01/27	929,500
					4,001,113
	Oil Related (1.3%)
1,350	Transocean Inc. (Series C)	1.50		12/15/37	1,196,438

	Oilfield Services/Equipment (1.8%)
500	Cameron Intl Corp.	2.50		06/15/26	570,625
350	Schlumberger Ltd.	2.125		06/01/23	519,313
745	SESI LLC - 144A (a)	1.50	(b)	12/15/26	622,075
					1,712,013
	Packaged Software (4.0%)
965	Blackboard Inc.	3.25		07/01/27	882,975
640	Informatica Corp.	3.00		03/15/26	671,200
930	Macrovision Corp.	2.625		08/15/11	899,775
518	Sybase, Inc.	1.75		02/22/25	666,925
620	Symantec Corp.	0.75		06/15/11	627,750
					3,748,625
	Pharmaceuticals: Other (0.7%)
665	Allergan Inc.	1.50		04/01/26	679,130

	Precious Metals (0.9%)
730	Newmont Mining Corp.	3.00		02/15/12	826,724

	Real Estate Investment Trusts (0.7%)
650	Rayonier Trs. Holdings Inc.	3.75		10/15/12	624,000

	Recreational Products (1.1%)
500	Jakks Pacific Inc.	4.625		06/15/23	485,625
600	Scientific Games Corp.	0.75	(b)	12/01/24	584,250
					1,069,875
	Semiconductors (5.3%)
1200	Advanced Micro Devices, Inc.	5.75		8/15/2012	777,025
600	Diodes Inc.	2.25		10/01/26	523,500
300	Intel Corp. - 144A(a)	2.95		12/15/35	253,500
550	Intel Corp. - 144A(a)	2.95		12/15/35	464,750
450	MIicron Tehnology Inc.	4.25		10/15/13	525,375
600	Micron Tehnology, Inc.	1.875		06/01/14	357,000
310	On Semiconductor Corp.	0.00		04/15/24	297,600
1,400	On Semiconductor Corp. - 144A(a)	2.625		12/15/26	1,256,500
800	Xilinx, Inc. - 144A(a)	3.125		03/15/37	590,000
					5,045,250

	Services to the Health Industry (1.3%)
775	Omnicare, Inc. (Series OCR)	3.25	12/15/35	540,563
725	WEBMD Corp.	1.75	06/15/23	724,094
				1,264,657
	Specialty Stores (0.8%)
770	United Auto Group Inc.	3.50	04/01/26	734,387

	Steel (2.4%)
400	Allegheny Technologies Inc.	4.25	06/01/14	442,000
580	Steel Dynamics, Inc.	5.125	06/15/14	640,900
900	United States Steel Corp.	4.00	05/15/14	1,182,375
				2,265,275
	Trucks/Construction/Farm Machinery (0.3%)
300	Terex Corp.	4.00	06/01/15	295,124

	Wholesale Distributors (0.5%)
488	WESCO International Inc.	2.625	10/15/25	460,550

	Wireless Telecommunications (1.6%)
1,520	NII Holdings, Inc.	2.75	08/15/25	1,428,800
155	SBA Communications Corp. - 144A (a)	1.875	05/01/13	128,456
				1,557,256
	TOTAL CONVERTIBLE BONDS (Cost $84,588,524)			81,369,535

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (11.0%)
	Agricultural Commodities/Milling (0.5%)
13,600	Archer Daniels Midland Co. $3.125			496,263

	Auto Parts: O.E.M. (0.9%)
20,400	Autoliv Inc. $1.56			841,906

	Banking (0.5%)
625	Wells Fargo Co. $75.0			490,607

	Chemicals: Major Diversified (1.0%)
31,000	Celanese Corp. $1.0625			978,980

	Electric Utilities (0.9%)
14,500	Great Plains Energy Inc. $6.0			833,750

	Investment Managers (1.2%)
44,300	Legg Mason Inc. $3.50			1,116,360

	Oil & Gas Pipelines (1.0%)
1,200	EL Paso Corp. $49.9			930,000

	Pharmaceuticals: Major (1.6%)
6,800	Schering-Plough Corp. $15.00			1,541,560

	Precious Metals (1.0%)
880	Freeport-MC Copper & Gold Inc. $55.00			990,000

	Regional Bank (1.2%)
1,110	Regions Financial $100.0			1,124,652

	Wireless Telecommunications (1.2%)
24,000	Crown Castle International Corp. $3.125			1,136,400

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,621,773)			10,480,478

	COMMON STOCKS (1.8%)
	Biotechnology (1.3%)
30,094	Illumina, Inc. (c)		1,171,876

	Office Equipment/Supplies (0.5%)
19,029	Avery Dennison Corp.		488,665

	TOTAL COMMON STOCKS (Cost $1,703,258)		1,660,541

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (d) (1.7%)
	Investment Company
1,630	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,630,056)		1,630,056

	TOTAL INVESTMENTS (Cost $98,543,611) (e)	99.6%	95,140,610
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	(399,784)
	NET ASSETS	100.0%	$94,740,826

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate in effect at June 30, 2009. Rate will reset at a future specified date.
(c)	Non-income producing security.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Convertible Securities Trust

Notes to the Portfolio of Investments

SFAS 157

6/30/2009

The Fund adoptedFinancial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with  investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Biotechnology	$1,171,876	$1,171,876	—	—
Office Equipment/Supplies	488,665	488,665	—	—
Total Common Stocks	1,660,541	1,660,541	—	—
Corporate Bonds	81,369,535	—	81,369,535	—
Preferred Stock	10,480,478	978,980	9,501,498	—
Short-Term Investments - Investment Company	1,630,056	1,630,056	—	—
Total	$95,140,610	$4,269,577	$90,871,033	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade)

and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009